Basis of presentation and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating results of discontinued operations
($ millions)	2019	2018	2017
Total revenues	9,037	9,698	10,028
Total cost of sales	(6,983)	(7,378)	(7,501)
Gross profit	2,054	2,320	2,527
Expenses	(1,394)	(1,326)	(1,376)
Income from operations	660	994	1,152
Net interest and other finance expense	(61)	(55)	(42)
Non-operational pension (cost) credit	5	12	9
Income from discontinued operations before taxes	605	951	1,119
Provision for taxes	(167)	(228)	(273)
Income from discontinued operations, net of tax	438	723	846

Discontinued operations, held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Major components of assets and liabilities held for sale of discontinued operations
	December 31,
($ in millions)	2019	2018
Receivables, net	2,541	2,377
Contract assets	1,243	1,236
Inventories, net	1,667	1,457
Property, plant and equipment, net	1,754	—
Goodwill	1,631	—
Other current assets	1,004	94
Current assets held for sale and in discontinued operations	9,840	5,164

Property, plant and equipment, net	—	1,477
Goodwill	—	1,620
Other non-current assets	—	330
Non-current assets held for sale and in discontinued operations	—	3,427

Accounts payable, trade	1,722	1,732
Contract liabilities	1,121	998
Pension and other employee benefits	419	—
Other current liabilities	1,984	1,455
Current liabilities held for sale and in discontinued operations	5,246	4,185

Pension and other employee benefits	—	268
Other non-current liabilities	—	161
Non-current liabilities held for sale and in discontinued operations	—	429

Disposal group, held for sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Major components of assets and liabilities held for sale of discontinued operations
($ in millions)	December 31, 2019
Assets
Receivables, net	70
Inventories, net	127
Property, plant and equipment, net	69
Other intangible assets, net	27
Other assets	26
Valuation allowance on assets held for sale	(319)
Current assets held for sale	—

Liabilities
Accounts payable, trade	86
Contract liabilities	59
Provisions for warranties	108
Other liabilities	49
Fair value adjustment on disposal group	102
Current liabilities held for sale	404